BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 8:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the period presented:

	Six Months Ended June 30,
	2023	2022
	(Unaudited)

Numerator:

Net Loss	$(65,974)	$(58,346)

Denominator:

	136,640,997	134,607,839

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 20,866,559 outstanding options to purchase Ordinary Shares and unvested RSUs as of June 30, 2023.

b.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 20,096,766 outstanding options to purchase Ordinary Shares and unvested RSUs as of June 30, 2022.